Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 30, 2019	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jul. 02, 2019 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 06, 2018	Jul. 02, 2018
Short-term investments	$ 933,910			$ 3,551,968
Interest income	34,789	$ 147,971
Allowance for doubtful accounts receivable	10,047			23,982
Inventory reserve	475,935			1,158,551
Change in inventory reserve	(750,145)	77,338
Long-term investments	1,377,900			1,046,360
Loss on disposal of equipment and machinery	(1,627)	(34,420)		120,000
Long-lived assets impairment				281,680
Right-of-use lease assets, net	5,308,717			5,123,898				$ 51,000,000
Lease liabilities	1,361,889			1,373,015				$ 1,400,000
Service fees	$ 482,376
Tax benefit percentage	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded.
Income tax provision	$ 530,679	$ 104,730
Value added taxes rate description	The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.
Cash and cash equivalents	$ 1,007,305			$ 879,040
Accounts Receivable [Member]
Concentration risk, percentage	98.00%
Four Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	80.00%			73.00%
Customers Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	28.00%			20.00%
Customers Two [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	12.40%	6.20%
Customers Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	27.00%			17.00%
Customers Three [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	6.30%	5.90%
Customers Four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	12.00%			13.00%
Customers Four [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage		5.30%
Customers [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	47.50%		46.50%
Customers One [Member] | Sales Revenue [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	31.40%	25.20%
PRC Statutory [Member]
Income tax payable	$ 3,600,000
Income tax provision	$ 527,110
Software [Member]
Intangible asset, useful life	10 years
Land [Member]
Intangible asset, useful life	50 years
Minimum [Member]
Investments percentage	1.75%
Maximum [Member]
Investments percentage	3.95%
Ownership percentage														20.00%
Dogness Intelligence Technology Co Ltd [Member]
Noncontrolling interest rate	42.00%
Ownership percentage													58.00%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Noncontrolling interest rate	48.80%
Nanjing Rootaya Intelligence Technology Co Ltd [Member]
Impairment loss on investment				$ 177,750
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Ownership percentage											10.00%	10.00%
Long-term investments											$ 177,750
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Long-term investments | ¥												¥ 12,500,000
Three Unrelated Shareholders [Member] | Equity Investment Agreement [Member]
Ownership percentage											90.00%	90.00%
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Ownership percentage									10.00%	10.00%
Long-term investments									$ 1,224,800
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Long-term investments | ¥										¥ 8,000,000
Dogness Network Technology Co Ltd [Member]
Ownership percentage													10.00%
Impairment loss on investment
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Capital contribution				673,640
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member] | Forecast [Member]
Capital contribution					$ 306,200
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Capital contribution | ¥							¥ 4,400,000
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member] | Forecast [Member]
Capital contribution | ¥						¥ 2,000,000
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member] | RMB [Member]
Long-term investments | ¥										¥ 3,000,000
Linsun Smart Technology Co Ltd [Member]
Impairment loss on investment
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Ownership percentage									13.00%	13.00%
Long-term investments									$ 459,300
Guangdong Dogness Network [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration risk, percentage	13.00%			23.00%
Two Supplier [Member] | Raw Material [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage	5.30%	33.10%
Supplier One [Member] | Raw Material [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage	15.60%	20.90%
Supplier Two [Member] | Raw Material [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage	10.50%	12.20%